Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	$ 29,427	$ 40,993
Fair value measurements, Total	60,543	69,699
Time deposits [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Cash equivalent, time deposits with original maturities less than three months	31,117	30,892
Fair value measurements, Short term investments		9,695
Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments		31,298
Fair value measurements, Short term investments	29,426
Warrant liabilities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Warrant liabilities		(2,186)
Significant other observable inputs (Level 2) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Total	60,543	69,699
Significant other observable inputs (Level 2) [Member] | Time deposits [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Cash equivalent, time deposits with original maturities less than three months	31,117	30,892
Fair value measurements, Short term investments		9,695
Significant other observable inputs (Level 2) [Member] | Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments		31,298
Fair value measurements, Short term investments	29,426
Significant other observable inputs (Level 2) [Member] | Warrant liabilities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Warrant liabilities		$ (2,186)